CONVERTIBLE DEBENTURES (Details Narrative) - CAD ($)			1 Months Ended			12 Months Ended
	Mar. 12, 2023	Mar. 12, 2021	Jul. 23, 2024	May 30, 2023	May 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Gross proceeds						$ 4,166,208	$ 4,076,912	$ 3,861,593
Principal amount					$ 390,000	814,200	897,000
Loss amount					99,635
Common stock issued for debt conversion			300,606
Debt converted conversion price			$ 0.36
Interest payable converted to equity			$ 25,418
Convertible debt converted to equity			82,800
Debt converted to equity			$ 108,218
Accrued interest					58,500	376,568	279,856
Interest expense						$ 122,130	$ 134,093	134,551
Convertible Debentures Series A-1 [Member]
Statement [Line Items]
Gross proceeds		$ 390,000
Principal amount		1,000
Warrants Purchase		$ 1,000
Maturity date		Mar. 12, 2022
Interest rate		15.00%
Conversion price per share	$ 0.75	$ 0.50
Trade conversion price		$ 0.50
Subscription amount		$ 390,000
Pro-rata fair values	$ 208,452	$ 181,548
Convertible Debentures Series A Three [Member]
Statement [Line Items]
Conversion price per share		$ 0.50
Convertible Debentures Series A-2 [Member]
Statement [Line Items]
Gross proceeds					897,000
Principal amount					390,000
Common stock issued for debt conversion			300,606
Debt converted conversion price			$ 0.36
Interest payable converted to equity			$ 25,418
Convertible debt converted to equity			82,800
Debt converted to equity			$ 108,218
Warrants Purchase					$ 1,000
Maturity date					May 31, 2023
Interest rate					15.00%
Conversion price per share					$ 0.36
Exercise price of per share					$ 1.25
Subscription amount					$ 897,000
Equity portion of convertible debt					678,433				$ 45,762
Accrued interest					58,500
Transfer loss in the amount					$ 99,635
Interest expenses								134,551
Common share purchase warrants					1,000
Company issued an aggregateof Debenture					$ 488,500
Remaining amont					448,500
Settlement of outstanding Loans amount					390,000
Convertible Debentures Series Two [Member]
Statement [Line Items]
Subscription amount					$ 897,000
Fair value amount				$ 897,000
Loss on settlement fees				$ 218,567				$ 218,567